Accrued Liabilities - Related Parties (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities - Related Parties [Line Items]
Shares issued price per share			$ 1		$ 1		$ 1
Common stock issued to directors for conversion of fees					$ 150,000	$ 56,250	$ 150,000	$ 150,000
Liabilities paid		$ 18,750		$ 5,558,173		5,558,173
Board of Directors [Member]
Accrued Liabilities - Related Parties [Line Items]
Accrued fees				$ 25,000	$ 25,000	$ 50,000	$ 50,000	$ 100,000	$ 100,000
Shares issued (shares)			150,000					150,000
Shares issued price per share		$ 2
Price per share			$ 1		$ 1		$ 1	$ 1
Conversion of accrued fees			$ 150,000		$ 150,000		$ 150,000	$ 150,000
Director [Member]
Accrued Liabilities - Related Parties [Line Items]
Shares issued (shares)		28,125
Shares issued price per share		$ 2
Common stock issued to directors for conversion of fees		$ 56,250
Millard L. Wallen [Member]
Accrued Liabilities - Related Parties [Line Items]
Liabilities paid	$ 6,314,423
Tax payable	$ 800,000